Document And Entity Information	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 01, 2023
Entity Registrant Name	CAMBIUM NETWORKS CORP
Entity Central Index Key	0001738177
Entity Emerging Growth Company	true
Securities Act File Number	001-38952
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Cambium Networks, Inc.
Entity Address, Address Line Two	3800 Golf Road, Suite 360
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	345
Local Phone Number	814-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Ordinary shares, $0.0001 par value
Trading Symbol	CMBM
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Cambium Networks Corporation (the "Company") amends Item 2.02 of the Current Report on Form 8-K filed on August 1, 2023 (the "Original Form 8-K") solely to correct an error on the first page of the press release furnished as Exhibit 99.1 thereto (the "Exhibit"). As previously furnished, the first bullet under the headline on page 1 of the Exhibit reflected incorrect data stating that our year-over-year revenues had increased over the same period in the prior year, when in fact, such revenues had decreased. All other information in the press release correctly reflected the fact and amount of the decrease. This erroneous bullet has been corrected on Exhibit 99.1 to this Amendment No. 1.No other changes have been made to the Original Form 8-K or any of its exhibits.